PRUDENTIAL MONEYMART ASSETS, INC.
                              GATEWAY CENTER THREE
                              100 MULBERRY STREET
                         NEWARK, NEW JERSEY 07102-4077

                                                                   March 3, 1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

    RE:  Prudential MoneyMart Assets, Inc.
         Registration Nos. 2-55301 and 811-2619

Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Fund hereby certifies (1) that the form of Prospectus that would have been filed pursuant to Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 33 to the Fund's registration statement, and (2) that the text of Post-Effective Amendment No. 33 to the Fund's registration statement was filed electronically via the EDGAR system.


                                              Sincerely,


                                              /s/ ELLYN C. VOGIN
                                                  -----------------------------
                                                  Ellyn C. Vogin
                                                  Assistant Secretary